Accounting principles applied in the preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Policy [Abstract]
Accounting principles applied in the preparation of the consolidated financial statements

2. Accounting principles applied in the preparation of the consolidated financial statements

2.1 Basis of preparation

These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements are based on a historical cost basis.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in note 2.5.

Due to rounding, numbers presented throughout these consolidated financial statements may not add up precisely to the totals provided. All ratios and variances are calculated using the underlying amount rather than the presented rounded amount.

2.2 Scope of consolidation

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The Company currently consolidates the financial operations of its three fully-owned subsidiaries, ObsEva Ireland Ltd, which is registered in Cork, Ireland and organized under the laws of Ireland, ObsEva USA Inc., which is registered and organized under the laws of Delaware, USA, and ObsEva Europe B.V., which is registered in Rotterdam, The Netherlands, and organized under the laws of The Netherlands. Both ObsEva Ireland Ltd and ObsEva Europe B.V. had no operations and no results of operations to report as of December 31, 2021 and 2020.

2.3 Standards and interpretations published by the IASB

The IASB and the International Financing Reporting Standards Interpretations Committee have recently issued new standards and interpretations to be applied to the Group’s consolidated financial statements. None of these new standards and amendments applied by the Group in 2021 had a material impact on its consolidated financial statements. On January 23, 2020, the IASB issued Classification of Liabilities as Current or Non-Currents (Amendments to IAS 1) providing a more general approach to the classification of liabilities under IAS 1 Presentation of Financial Statements. The amendment could have a material impact on the current vs. non-current classification of outstanding convertible notes and is effective for annual reporting periods beginning on or after 1 January 2023. Other than the aforementioned, there are no new standards and amendments published but not yet effective that are expected to have a material impact on the consolidated financial statements of the Group.

2.4 Significant accounting policies

Cash and cash equivalents

Cash and cash equivalents includes cash on hand, an account control agreement in favor of JGB Management, Inc. (“JGB”) consisting of USD 25 million (Note 12), deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities in the balance sheet.

Current assets

Other receivables and prepaid expenses are carried at their nominal value.

Individual receivables that are known to be uncollectible are written off by reducing the carrying amount directly. The Group considers that there is evidence of impairment if any of the following indicators are present:

•	significant financial difficulties of the debtor;
•	probability that the debtor will enter bankruptcy or financial reorganization; and
•	default or delinquency in payments (more than 30 days overdue).

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all receivables.

Furniture, fixtures and equipment

Furniture, fixtures and equipment are carried at cost less depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Depreciation is calculated using the straight-line method, on the basis of the following useful lives:

• furniture	5 years
• hardware	3 years
• leasehold improvement	duration of lease

Furniture, fixtures and equipment are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable, on an individual basis. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Leases

On January 1, 2019, the Group adopted IFRS 16 Leases, which replaced IAS 17 Leases and Related Interpretations, applied by the Group until December 31, 2018. The Group leases various office buildings and equipment, which are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable,
•	variable lease payment that are based on an index or a rate, initially measured using the index or rate as of the commencement date,
•	amounts expected to be payable by the Group under residual value guarantees,
•	the exercise price of a purchase option if the Group is reasonably certain to exercise that option,
•	lease payments to be made under reasonably certain extension options, and
•	payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are measured at cost comprising the following:

•	the amount of the initial measurement of lease liability,
•	any lease payments made at or before the commencement date less any lease incentives received,
•	any initial direct costs, and
•	restoration costs.

Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life. Payments associated with short-term leases of equipment and vehicles and all leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise small items of office furniture and equipment.

Intangible assets

Separately acquired patents, licenses and other intangible assets are recorded at historical cost and subsequently measured at cost less accumulated amortization and any impairment losses.

The acquisition of certain intangible assets, mainly licenses, may involve additional payments contingent on the occurrence of specific events or milestones. Unless the Group already has a present obligation to make the payment at a future date, the initial measurement of the intangible asset does not include such contingent payments. Instead, such payments are subsequently capitalized as intangible assets when the contingency or milestone occurs.

Estimated useful life is the lower of legal duration and economic useful life, which does not exceed 20 years. The estimated useful life of the intangible assets is annually reviewed, and if necessary, the future amortization charge is accelerated.

For licenses, the amortization starts when the assets become available for use, generally once proper regulatory and marketing approval are obtained.

Intangible assets are subject to impairment testing annually, and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Post-employment benefits

Group companies operate two pension schemes.

All employees of ObsEva SA participate in a retirement defined benefit plan. A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by an independent actuary, using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension obligation.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. Past-service costs are recognized immediately in the consolidated statement of comprehensive loss.

During 2017, ObsEva USA, Inc. established a 401K, defined contribution plan, for the employees of the company. A defined contribution plan is a pension plan under which the amounts paid by the employer are fixed in advance. The plan assets are held by a third party custodian. ObsEva USA, Inc. contributions to the defined contribution plan are charged to the income statement as incurred. The Group has no further obligation once the contributions have been paid.

Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Borrowings that are due within 12 months after the end of the reporting period are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability until more than 12 months after the reporting period. The company recognizes debt extinguishment in finance income (expense) as the difference between the extinguishment payment and the carrying value of the loan.

Equity

Incremental costs directly attributable to the issuance of common shares and options are recognized as a deduction from equity, net of any tax effects.

Shares held by the Group are disclosed as treasury shares and deducted from equity.

Research and development

Research expenses are charged to the consolidated statement of comprehensive loss as incurred. Development expenses are capitalized as intangible assets when it is probable that future economic benefits will flow to the Group, and the following criteria are fulfilled:

•	it is technologically feasible to complete the intangible asset so that it will be available for use or sale;
•	management intends to complete the intangible asset and use or sell it;
•	there is an ability to use or sell the intangible asset;
•	the asset will generate probable future economic benefits and demonstrate the existence of a market;
•	adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and
•	the expenditure attributable to the intangible asset during its development can be reliably measured.

In the opinion of management, due to uncertainties inherent in the development of the Group’s product candidates, the criteria for development costs to be recognized as an asset as defined by IAS 38 Intangible Assets are not met.

Foreign currencies

Functional and presentation currency

Items included in the consolidated financial statements of the Group are measured using the currency of the primary economic environment in which each Group’s entity operates (the “functional currencies”).

The functional and presentation currencies of the Company is the US dollar (USD), which is also the functional currency of ObsEva USA, Inc.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are recognized in profit or loss.

Foreign exchange gains and losses that relate to borrowings are presented in the consolidated statement of comprehensive loss, within finance costs. All other foreign exchange gains and losses are presented in the consolidated statement of comprehensive loss on a net basis within other income or other expenses.

Share-based compensation

The Group operates two equity incentive plans.

A share-based, equity-settled, plan was formally set-up by the Group in 2013 (the “2013 EIP”). Participants eligible for awards under the 2013 EIP are executives, directors, employees, agents and consultants. The fair value of the shares granted under the 2013 EIP is determined at each grant date by using either an option pricing method that uses a Black-Scholes model or a hybrid method, as appropriate, both based on a combination of the discounted cash flow method, under the income approach, and the back solve method. The Group has stopped granting equity instruments under the 2013 EIP in 2016, resulting in the 2013 EIP being fully vested as of December 31, 2020.

A share-based, equity-settled, plan was formally set-up by the Group in 2017 (the “2017 EIP”). Participants eligible for awards under this plan are executives, directors, employees, agents and consultants. The fair value of the stock-options granted under the 2017 EIP is determined at each grant date by using a Black-Scholes model.

When the equity instruments granted do not vest until the counterparty completes a specified period of services, the Group accounts for those services as they are rendered by the counterparty, during the vesting period, with a corresponding increase in equity.

Warrants

Warrants are recognized following IFRS 9 Financial Instruments guidance. Those financial instruments can be recognized as a liability at initial measurement depending on contract terms. When it is determined that the terms requiring liability classification expire, then the classification of the warrants change from liabilities to equity.   There is also a remeasurement of the fair value of the warrants, with the change being recorded through the consolidated statements of comprehensive loss.

Deferred income taxes

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, if the deferred income tax arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit and loss, it is not accounted for. Deferred income tax is determined using tax rates and laws that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Segment information

The Group operates in one segment, which is the research and development of innovative women’s reproductive, health and pregnancy therapeutics. The marketing and commercialization of such therapeutics depend, in large part, on the success of the development phase. The Chief Executive Officer of the Company (Chief Operating Decision Maker) reviews the consolidated statement of operations of the Group on an aggregated basis and manages the operations of the Group as a single operating segment.

The Group currently generates no revenue from the sales of therapeutics products.

The Group’s activities are not affected by any significant seasonal effect.

The geographical analysis of non-current assets is as follows:

	As of December 31,
in USD ‘000	2021	2020
Switzerland	25,385	27,936
USA	89	543
Total non-current assets	25,474	28,479

The geographical analysis of operating expenses is as follows:

	Year ended December 31,
in USD ‘000	2021	2020	2019
Switzerland	68,977	77,476	102,492
USA	5,650	2,242	4,619
Total operating expenses	74,627	79,718	107,111

2.5 Critical accounting estimates and judgments

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Critical accounting estimates and assumptions

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates may not necessarily equal the related actual outcome. The following areas involve a higher degree of judgement or complexity or are areas where assumptions and estimates can have a significant impact on the consolidated financial statements:

•

Post-employment obligations: the actuarial valuation involves making assumptions about discount rates, future salary increases, mortality rates and future pension increases. Due to the long-term nature of these plans, such estimates are subject to significant uncertainty (note 11);

•	Leases: the calculation of right of use assets and lease liabilities involves making assumptions about lessee’s incremental borrowing rate and renewal options, which are subject to judgment (note 9);
•	Share-based compensation: the determination of the fair value of the equity instruments granted involves the use of certain assumptions subject to judgement (note 20);
•	Warrants: the determination of the fair value of the equity instruments issued involves the use of certain assumptions subject to judgement (note 12);
•

Commencement of depreciation and amortization: the depreciation and amortization starts when the assets are available for use in the manner intended by management, which requires judgement (notes 7 and 8);

•

Research and development costs: the Group recognizes expenditure incurred in carrying out its research and development activities until it becomes probable that future economic benefits will flow to the Group, which results in recognizing such costs as intangible assets, involving a certain degree of judgement (note 15);

•

Deferred taxes: the recognition of deferred tax assets requires assessment of whether it is probable that sufficient future taxable profit will be available against which the deferred tax assets can be utilized (note 18);

•

Impairment of assets: as part of impairment tests, the recoverable amounts of tested assets have been determined based on fair value calculations requiring the use of certain assumptions, subject to judgement (note 8);

•

Going concern: significant judgement is involved when assessing whether financial statements are to be prepared on a going concern basis or whether there is substantial doubt about the Group’s ability to continue as a going concern (note 23).

The Group bases the estimates on historical experience and on various other assumptions that the Group believes are reasonable, the results of which form the basis for making judgments about the carrying value of assets, liabilities and equity and the amount of expenses. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Group’s business, results of operations and financial condition, including but not limited to expenses, progress of the Group’s clinical trials, research and development costs and employee related amounts, will depend on future developments that are highly uncertain, including the duration and spread of the pandemic, and the actions taken to contain it, such as the impact and effectiveness of current and any future governmental measures implemented in response thereto, or new information that may emerge concerning COVID-19, as well as the extent to which the COVID-19 pandemic has impacted and will continue to impact worldwide macroeconomic conditions, including interest rates, employment rates and health insurance coverage, the speed of the anticipated recovery, and governmental and business reactions to the pandemic. The Group has made estimates of the impact of COVID-19 within these consolidated financial statements. If in the future such estimates and assumptions, which are based on management’s best judgment at the date of the consolidated financial statements, deviate from the actual circumstances, the original estimates and assumptions will be modified as appropriate during the period in which the circumstances change.